Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
SERVICE REVENUES	$ 1,095,320	$ 1,389,134	$ 3,441,307	$ 4,955,206	$ 6,077,667	$ 4,285,514
COST OF REVENUE	963,692	1,789,021	3,206,524	6,613,583	7,863,673	4,543,456
GROSS PROFIT (LOSS)	131,628	(399,887)	234,783	(1,658,377)	(1,786,006)	(257,942)
OPERATING EXPENSES
Research and development	43,690	60,299	161,002	238,431	322,269	90,075
Selling, general and administrative expenses	745,827	2,690,991	3,464,312	8,943,389	11,350,406	5,747,969
Depreciation and amortization	95,360	94,031	302,076	257,440	354,657	218,660
TOTAL OPERATING EXPENSES	884,877	2,845,321	3,927,390	9,439,260	12,027,332	6,056,704
OPERATING LOSS	(753,249)	(3,245,208)	(3,692,607)	(11,097,637)	(13,813,338)	(6,314,646)
Other income (expense), net	3,240	171	15,937	(1,081,328)
Interest expense, net				(1,085,220)	(1,081,226)	(1,326,160)
LOSS FROM CONTINUING OPERATIONS	(750,009)	(3,245,037)	(3,676,670)	(12,178,965)	(14,894,564)	(7,640,806)
DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued component		(83,736)		377,207	315,119
Loss on sale of component					(4,169,718)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS		(83,736)		377,207	(3,854,599)
NET LOSS	(750,009)	(3,328,773)	(3,676,670)	(11,801,758)	(18,749,163)	(7,640,806)
Deemed dividend on exchange of warrants		(1,019,040)		(1,335,901)	(1,399,661)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (750,009)	$ (4,347,813)	$ (3,676,670)	(13,137,659)	(20,148,824)	(7,640,806)
AMOUNTS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Loss from continuing operations					(16,294,225)	(7,640,806)
Loss from discontinued operations					(3,854,599)
NET LOSS				$ (13,137,659)	$ (20,148,824)	$ (7,640,806)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED
Continuing operations					$ (12.04)	$ (23.61)
Discontinued operations					(2.85)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED				$ (10.41)	$ (14.89)	$ (23.61)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED					1,352,826	323,633
LOSS PER SHARE FROM CONTINUING OPERATIONS:
Basic	$ (0.19)	$ (2.26)	$ (1.09)	(9.65)
Diluted	(0.19)	(2.26)	(1.09)	(9.65)
EARNINGS (LOSS) PER SHARE FROM DISCONTINUED OPERATIONS:
Basic		(0.06)		.30
Diluted		(0.06)		.30
NET LOSS PER SHARE:
Basic	(0.19)	(3.03)	(1.09)	(10.41)
Diluted	$ (0.19)	$ (3.03)	$ (1.09)	$ (10.41)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic	4,050,006	1,434,963	3,381,026	1,262,409
Diluted	4,050,006	1,434,963	3,381,026	1,262,409